Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022	Mar. 30, 2023
Expenses incurred:
Management fees to related parties	$ 41	$ 0	$ 0
Consultant fees to a related party	217	205	237
Compensation paid to a related party	366	344	364
Fees charged to RMBG in exchange for retail support and administrative services	(613)	0	0
Accounts payable to related parties	43,011	37,645
Interest payable on cash advance received from controlling shareholder	18	16	15
Related Party [Member]
Expenses incurred:
Expense reimbursement to a related party	25	35	36
Interest expense on cash advance received from controlling shareholder	226	218	297
Accounts payable to related parties	117	117	75
Receivable from joint venture	$ 214	$ 1,815	$ 1,543	$ 1,800